CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Footnote) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Income tax benefit on change in deferred gain (loss) on cash flow hedges				$ 0.8	$ 3.0
Income tax benefit (expense) on reclassification adjustment for losses on cash flow hedges	$ (0.4)	$ (0.2)	$ (0.2)	$ (3.6)	$ 3.8